Initial Public Offering (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Mar. 03, 2025
Initial Public Offering [Line Items]
Number of shares in a unit	1
Expiry term	30 days
Warrant [Member]
Initial Public Offering [Line Items]
Warrant to purchase shares	1
Common Class A [Member]
Initial Public Offering [Line Items]
Number of shares in a unit	1
Price per warrant (in Dollars per share)	$ 11.5
Common Class A [Member] | Warrant [Member]
Initial Public Offering [Line Items]
Price per warrant (in Dollars per share)	$ 11.5
IPO [Member]
Initial Public Offering [Line Items]
Number of units	23,000,000
Shares Issued, Price Per Share	$ 10	$ 10.05
IPO [Member] | Common Class A [Member]
Initial Public Offering [Line Items]
Warrant to purchase shares	1
Over-Allotment Option [Member]
Initial Public Offering [Line Items]
Number of units	3,000,000